UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10063

T. Rowe Price International Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2024
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PIEQX International Equity
Index Fund –
.
TLIEX International Equity
Index Fund–
.
Z Class

T. ROWE PRICE International Equity Index Fund
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Waive your account service fee by going paperless.*
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help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE International Equity Index Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced positive results during the first half of your fund’s fiscal year, the six-month period ended April 30, 2024. Investor sentiment was bolstered by rising hopes at the end of 2023 that central banks would be able to cut interest rates soon; however, stronger-than-expected inflation data in the first quarter of 2024 contributed to a downturn in April that offset some of the strong gains recorded earlier in the period.
Growth stocks outperformed value shares over the six-month
period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were
mixed over the period—a weaker U.S. dollar versus some major
European currencies was beneficial for U.S. investors in European securities, while a downturn in the Japanese yen had the reverse effect.
Technology companies benefited from investor enthusiasm for
artificial intelligence developments and produced some of the strongest results in the equity market. Within the U.S.-focused S&P
500 Index, the communication services, financials, information technology, and industrials sectors all recorded strong gains, while returns for energy companies were more muted as oil prices dipped at the end of 2023 before rebounding in the new year.
U.S. Treasury yields finished the period lower, which supported broadly positive results in the fixed income market. High yield corporate bonds produced some of the strongest returns, aided by the higher coupons that have become available since the Fed began hiking rates about two years ago, as well as strength in the economy that kept default expectations at low levels.
The U.S. economy was the strongest among the major markets
during the period, although first-quarter gross domestic product growth—according to a preliminary estimate—slowed from the
level reported at the end of 2023. Meanwhile, after flirting with a recession late last year, growth in the eurozone appeared to be healthier in the latest reports, and China’s economy showed signs of recovery after a sluggish performance in 2023.

T. ROWE PRICE International Equity Index Fund

The positive economic news aided investor sentiment following widespread expectations for a downturn last year. But the outlook for monetary policy as global central banks continued their fight against inflation was more difficult to decipher.
After significant progress in reducing the rate of price increases—
12-month consumer price index inflation dropped from 6.4% to
3.3% over the course of 2023—Federal Reserve policymakers
helped boost sentiment when their year-end economic projections indicated that three quarter-point interest rate cuts were likely in
2024, up from the two they had forecast previously. However, with inflation improvements stalling so far this year, Fed officials indicated that they will take a patient approach to loosening monetary policy, a message that weighed on markets near the end of our reporting period.
Outside the U.S., the European Central Bank was also facing sticky inflation, but officials indicated that they would like to begin cutting rates soon if upcoming reports are favorable. Meanwhile, moving in the other direction, the Bank of Japan lifted short-term interest rates from negative territory for the first time in over seven years following a long campaign against disinflation, although Japan’s monetary policy remains among the most accommodative in the
world.
Global economies have displayed continued resilience in the
year-to-date period, but risks remain as we look ahead. Elevated geopolitical tensions, uncertainty about the path of monetary policy, and fading fiscal stimulus all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental
research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE International Equity Index Fund
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
10/31/23 4/30/24
Financials 18.6% 18.9%
Industrials and Business
Services 15.3 16.4
Health Care 12.8 12.6
Consumer Discretionary 11.6 11.7
Information Technology 7.6 8.7
Consumer Staples 9.6 8.4
Materials 7.4 7.1
Energy 4.8 4.3
Communication Services 4.1 3.8
Utilities 3.4 3.0
Real Estate 2.2 2.2
Other and Reserves 2.6 2.9
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE International Equity Index Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
4/30/24
Novo Nordisk, Denmark 2.5%
ASML Holding, Netherlands 2.1
Nestle, Switzerland 1.6
Toyota Motor, Japan 1.5
AstraZeneca, United Kingdom 1.4
Shell, United Kingdom 1.4
LVMH Moet Hennessy Louis Vuitton, France 1.4
Novartis, Switzerland 1.2
SAP, Germany 1.1
Roche Holding, Switzerland 1.1
HSBC Holdings, United Kingdom 1.0
TotalEnergies, France 1.0
Siemens, Germany 0.9
Bhp, Australia 0.8
Unilever, United Kingdom 0.8
Schneider Electric, France 0.7
Commonwealth Bank of Australia, Australia 0.7
Sanofi, France 0.7
L'Oreal, France 0.7
Allianz, Germany 0.7
BP, United Kingdom 0.7
Mitsubishi UFJ Financial, Japan 0.7
Tokyo Electron, Japan 0.6
Sony, Japan 0.6
Air Liquide, France 0.6
Total 26.5%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE International Equity Index Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no
12b-1 fee or administrative fee payment.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =
8.6), then multiply the result by the number on the first line under the heading “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below
$10,000 on the day of the assessment. The fee is charged to accounts that fall below
$10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC
®
Networking. If you are subject to the fee, keep it in
mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE International Equity Index Fund

INTERNATIONAL EQUITY INDEX FUND
Beginning
Account Value
11/1/23
Ending
Account Value
4/30/24
Expenses Paid
During Period*
11/1/23 to 4/30/24
Investor Class
Actual $1,000.00 $1,170.50 $1.40
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,023.57   1.31
Z Class
Actual   1,000.00   1,172.00   0.00
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,024.86   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year
(366) to reflect the half-year period. The annualized expense ratio of the
1
Investor
Class was 0.26%, and the
2
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE International Equity Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET
VALUE
Beginning of period $ 14.06 $ 12.53 $ 16.86 $ 12.81 $ 13.92 $ 12.99
Investment
activities
Net investment
income
(1)(2)
0.22 0.43 0.44 0.39 0.26 0.39
Net realized and
unrealized gain/
loss 2.16 1.46 (4.25) 3.92 (0.98) 0.90
Total from
investment
activities 2.38 1.89 (3.81) 4.31 (0.72) 1.29
Distributions
Net investment
income (0.47) (0.36) (0.40) (0.26) (0.38) (0.36)
Net realized gain — — (0.12) — (0.01) —
Total distributions (0.47) (0.36) (0.52) (0.26) (0.39) (0.36)
NET ASSET
VALUE
End of period $ 15.97 $ 14.06 $ 12.53 $ 16.86 $ 12.81 $ 13.92

T. ROWE PRICE International Equity Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(3)
17.05% 15.12% (23.30)% 33.89% (5.43)% 10.35%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.26%
(4)
0.26% 0.30% 0.40% 0.45% 0.45%
Net expenses
after waivers/
payments by
Price Associates 0.26%
(4)
0.26% 0.30% 0.40% 0.45% 0.45%
Net investment
income 2.89%
(4)
2.93% 3.05% 2.41% 2.03% 2.98%
Portfolio turnover
rate 1.7% 29.2% 12.9% 22.9% 10.5% 7.8%
Net assets, end
of period (in
thousands) $738,064 $630,134 $546,336 $727,834 $543,578 $589,293
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Equity Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
11/2/20
(1)
Through
10/31/21 10/31/23 10/31/22
NET ASSET VALUE
Beginning of period $ 14.10 $ 12.57 $ 16.92 $ 13.01
Investment activities
Net investment income
(2)(3)
0.27 0.47 0.53 0.45
Net realized and unrealized gain/loss 2.13 1.47 (4.30) 3.73
Total from investment activities 2.40 1.94 (3.77) 4.18
Distributions
Net investment income (0.50) (0.41) (0.46) (0.27)
Net realized gain — — (0.12) —
Total distributions (0.50) (0.41) (0.58) (0.27)
NET ASSET VALUE
End of period $ 16.00 $ 14.10 $ 12.57 $ 16.92
Ratios/Supplemental Data
Total return
(3)(4)
17.20% 15.46% (23.05)% 32.39%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments
by Price Associates 0.15%
(5)
0.15% 0.15% 0.21%
(5)
Net expenses after waivers/payments by
Price Associates 0.00%
(5)
0.00% 0.00% 0.00%
(5)
Net investment income 3.45%
(5)
3.16% 3.82% 2.74%
(5)
Portfolio turnover rate 1.7% 29.2% 12.9% 22.9%
Net assets, end of period (in thousands) $208,562 $112,446 $37,194 $2,207
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Equity Index Fund
April 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA  0.0%
Common Stocks 0.0%
Tenaris (EUR)  25,078 417
Total Argentina (Cost $421) 417
AUSTRALIA  6.9%
Common Stocks 6.9%
Ampol  13,036 308
ANZ Group Holdings  170,384 3,074
APA Group  68,328 365
Aristocrat Leisure  32,196 822
ASX  10,667 436
Aurizon Holdings  93,367 229
BHP Group  220,384 6,044
BHP Group (GBP)  (1) 66,172 1,828
BlueScope Steel  23,377 341
Brambles  77,183 726
CAR Group  19,719 428
Cochlear  3,635 758
Coles Group  74,280 775
Commonwealth Bank of Australia  95,014 6,962
Computershare  29,102 511
CSL  27,394 4,867
Dexus  58,627 266
Endeavour Group  76,307 262
Fortescue  95,660 1,585
Goodman Group  96,663 1,953
GPT Group  104,484 281
IDP Education  14,083 147
Insurance Australia Group  129,768 538
James Hardie Industries, CDI  (2) 24,470 841
Lottery Corp  116,876 365
Macquarie Group  20,714 2,480
Medibank  151,002 346
Mineral Resources  9,309 422
Mirvac Group  215,318 282
National Australia Bank  176,813 3,833
Northern Star Resources  63,519 602
Orica  25,592 296
Origin Energy  95,200 601

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Pilbara Minerals  149,805 381
Qantas Airways  (2) 45,157 170
QBE Insurance Group  83,041 950
Ramsay Health Care  9,775 328
REA Group  2,814 323
Reece  11,468 203
Rio Tinto  20,977 1,746
Santos  180,424 885
Scentre Group  287,171 581
SEEK  19,470 301
Seven Group Holdings  8,524 207
Sonic Healthcare  24,936 428
South32  241,542 551
Stockland  126,327 358
Suncorp Group  70,426 752
Telstra Group  223,389 528
Transurban Group  172,211 1,383
Treasury Wine Estates  42,511 330
Vicinity  196,272 240
Washington H. Soul Pattinson  12,789 268
Wesfarmers  64,261 2,753
Westpac Banking  198,403 3,295
WiseTech Global  9,213 543
Woodside Energy Group  107,423 1,925
Woolworths Group  68,109 1,397
Xero  (2) 7,981 620
Total Australia (Cost $54,424) 65,020
AUSTRIA  0.2%
Common Stocks 0.2%
Erste Group Bank  19,088 890
OMV  7,843 372
Verbund  3,703 283
voestalpine  5,755 154
Total Austria (Cost $1,533) 1,699
BELGIUM  0.9%
Common Stocks 0.9%
Ageas  8,510 390
Anheuser-Busch InBev  49,198 2,941
Argenx  (2) 3,297 1,232

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
D'ieteren Group  1,103 238
Elia Group  1,492 144
Groupe Bruxelles Lambert  4,932 366
KBC Group  13,930 1,035
Lotus Bakeries  21 211
Sofina  764 179
Syensqo  (2) 4,061 376
UCB  (1) 7,018 931
Umicore  10,624 235
Warehouses De Pauw  9,218 244
Total Belgium (Cost $6,923) 8,522
CHILE  0.1%
Common Stocks 0.1%
Antofagasta (GBP)  21,771 597
Total Chile (Cost $277) 597
CHINA  0.0%
Common Stocks 0.0%
Futu Holdings, ADR (USD)  (2) 2,800 180
Total China (Cost $292) 180
DENMARK  3.6%
Common Stocks 3.6%
AP Moller - Maersk, Class A  162 230
AP Moller - Maersk, Class B  264 382
Carlsberg, Class B  5,460 734
Coloplast, Class B  (1) 7,174 865
Danske Bank  38,408 1,106
Demant  (2) 5,113 244
DSV  10,041 1,426
Genmab  (2) 3,678 1,021
Novo Nordisk, Class B  185,306 23,764
Novonesis, Class B  20,784 1,151
Orsted  (2) 10,074 554
Pandora  4,691 714
ROCKWOOL, Class B  474 154
Svitzer  (2) 852 29
Tryg  19,181 380

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Vestas Wind Systems  (2) 56,338 1,510
Total Denmark (Cost $13,181) 34,264
EGYPT  0.0%
Common Stocks 0.0%
OCI (EUR)  5,351 144
Total Egypt (Cost $189) 144
EUROPE/FAR EAST  0.6%
Equity Mutual Funds 0.6%
iShares Core MSCI EAFE, ETF (USD)  83,878 6,022
Total Europe/Far East (Cost $5,683) 6,022
FINLAND  1.0%
Common Stocks 1.0%
Elisa  7,469 337
Fortum  24,508 323
Kesko, Class B  13,854 237
Kone, Class B  18,884 921
Metso  34,824 395
Neste  23,417 531
Nokia  248,231 902
Nokia, Ordinary Shares  57,926 210
Nordea Bank  179,672 2,105
Orion, Class B  5,486 209
Sampo, Class A  25,126 1,020
Stora Enso, Class R  31,988 426
UPM-Kymmene  29,675 1,040
Wartsila  25,067 462
Total Finland (Cost $9,969) 9,118
FRANCE  11.8%
Common Stocks 11.8%
Accor  10,309 452
Aeroports de Paris  1,856 236
Air Liquide  29,754 5,819
Airbus  33,628 5,534
Alstom  (1) 16,037 253

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Amundi  3,033 212
ArcelorMittal  28,380 709
Arkema  3,284 339
AXA  102,937 3,557
BioMerieux  2,101 223
BNP Paribas  58,536 4,212
Bollore  44,908 291
Bouygues  10,214 376
Bureau Veritas  15,708 458
Capgemini  8,789 1,847
Carrefour  30,318 510
Cie de Saint-Gobain  25,779 2,039
Cie Generale des Etablissements Michelin  37,874 1,455
Covivio  2,468 123
Credit Agricole  59,338 918
Danone  36,442 2,281
Dassault Aviation  1,264 271
Dassault Systemes  37,766 1,482
Edenred  13,842 657
Eiffage  4,048 432
Engie  103,239 1,792
EssilorLuxottica  16,719 3,565
Eurazeo  2,269 204
Eurofins Scientific  7,439 456
Euronext  4,564 411
Gecina  2,332 238
Getlink  19,548 333
Hermes International  1,796 4,300
Ipsen  1,913 233
Kering  4,210 1,475
Klepierre  11,741 315
La Francaise des Jeux SAEM  5,390 203
L'Oreal  13,650 6,400
Legrand  14,729 1,514
LVMH Moet Hennessy Louis Vuitton  15,676 12,877
Orange  103,699 1,154
Pernod Ricard  11,562 1,749
Publicis Groupe  12,757 1,408
Remy Cointreau  1,159 110
Renault  10,603 525
Rexel  13,642 354
Safran  19,377 4,201
Sanofi  64,570 6,379

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Sartorius Stedim Biotech  1,555 335
Schneider Electric  30,875 7,040
SEB  1,297 153
Societe Generale  40,207 1,083
Sodexo  4,711 410
STMicroelectronics  38,626 1,529
Teleperformance  3,170 287
Thales  5,519 928
TotalEnergies  123,611 8,974
Unibail-Rodamco-Westfield  (2) 5,880 490
Unibail-Rodamco-Westfield, CDI (AUD)  (2) 26,273 107
Veolia Environnement  38,380 1,193
Vinci  28,373 3,325
Vivendi  36,362 370
Worldline  (2) 12,190 126
Total France (Cost $76,980) 111,232
GERMANY  8.4%
Common Stocks 8.0%
adidas  9,166 2,209
Allianz  22,222 6,306
BASF  50,544 2,648
Bayer  55,501 1,619
Bayerische Motoren Werke  18,041 1,966
Bechtle  4,061 196
Beiersdorf  5,596 841
Brenntag  7,662 611
Carl Zeiss Meditec  2,056 217
Commerzbank  58,492 869
Continental  5,846 379
Covestro  (2) 10,157 509
Daimler Truck Holding  29,838 1,346
Delivery Hero  (2) 9,370 262
Deutsche Bank  109,527 1,749
Deutsche Boerse  10,751 2,073
Deutsche Lufthansa  (2) 30,320 217
Deutsche Post  56,104 2,349
Deutsche Telekom  183,754 4,209
E.ON  126,897 1,680
Evonik Industries  12,235 255
Fresenius  23,385 698
Fresenius Medical Care  10,939 461

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
GEA Group  8,597 347
Hannover Rueck  3,352 831
Heidelberg Materials  7,348 740
Henkel  5,499 395
Infineon Technologies  73,930 2,566
Knorr-Bremse  3,956 294
LEG Immobilien  (2) 3,946 335
Mercedes-Benz Group  45,472 3,440
Merck  7,200 1,144
MTU Aero Engines  2,985 719
Munich Re  7,734 3,402
Nemetschek  3,149 278
Puma  5,728 264
QIAGEN  11,780 492
Rational  254 217
Rheinmetall  2,427 1,337
RWE  35,205 1,226
SAP  59,270 10,702
Scout24  4,090 300
Siemens  43,125 8,079
Siemens Energy  (1)(2) 28,616 588
Siemens Healthineers  15,677 869
Symrise  7,375 791
Talanx  3,511 264
Volkswagen  (1) 1,541 218
Vonovia  40,811 1,179
Zalando  (2) 12,237 320
75,006
Preferred Stocks 0.4%
Bayerische Motoren Werke  3,112 320
Dr. Ing. h.c. F. Porsche  6,304 561
Henkel  10,215 811
Porsche Automobil Holding  8,427 429
Sartorius  (1) 1,448 433
Volkswagen  11,645 1,427
3,981
Total Germany (Cost $61,986) 78,987
HONG KONG  1.8%
Common Stocks 1.8%
AIA Group  644,200 4,718

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
BOC Hong Kong Holdings  197,500 605
Brightoil Petroleum Holdings  (2)(3) 109,000 —
CK Asset Holdings  104,300 445
CK Hutchison Holdings  148,800 723
CK Infrastructure Holdings  32,500 184
CLP Holdings  91,400 719
ESR Group  (1) 111,200 122
Galaxy Entertainment Group  121,000 543
Hang Lung Properties  91,000 100
Hang Seng Bank  40,800 538
Henderson Land Development  73,773 222
HKT Trust & HKT  194,000 214
Hong Kong & China Gas  595,277 453
Hong Kong Exchanges & Clearing  68,100 2,164
Hongkong Land Holdings (USD)  55,000 176
Jardine Matheson Holdings (USD)  8,400 321
Link  142,800 612
MTR  85,000 279
Power Assets Holdings  74,000 425
Sands China  (2) 132,800 313
Sino Land  201,800 216
SITC International Holdings  69,000 150
Sun Hung Kai Properties  78,000 720
Swire Pacific, Class A  22,000 186
Swire Properties  61,000 126
Techtronic Industries  76,000 1,050
WH Group  454,500 330
Wharf Holdings  64,000 206
Wharf Real Estate Investment  91,100 283
Total Hong Kong (Cost $16,676) 17,143
IRELAND  0.4%
Common Stocks 0.4%
AIB Group  86,491 448
Bank of Ireland Group  58,406 623
DCC (GBP)  5,186 354
Kerry Group, Class A  8,760 754
Kingspan Group  8,635 768
Smurfit Kappa Group  14,417 625
Total Ireland (Cost $2,569) 3,572

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
ISRAEL 0.6%
Common Stocks 0.6%
Azrieli Group  2,210 142
Bank Hapoalim  70,332 634
Bank Leumi Le-Israel  84,362 657
Check Point Software Technologies (USD)  (2) 5,198 777
CyberArk Software (USD)  (2) 2,311 553
Elbit Systems  1,420 289
Global-e Online (USD)  (2) 5,077 170
ICL Group  39,238 184
Israel Discount Bank, Class A  67,701 347
Mizrahi Tefahot Bank  8,453 308
Monday.com (USD)  (2) 1,531 290
Nice  (2) 3,517 787
Teva Pharmaceutical Industries, ADR (USD)  (2) 62,231 874
Total Israel (Cost $4,203) 6,012
ITALY  2.6%
Common Stocks 2.6%
Amplifon  6,389 213
Assicurazioni Generali  56,506 1,378
Banco BPM  72,411 475
Davide Campari-Milano  32,327 324
DiaSorin  1,249 126
Enel  460,712 3,028
Eni  127,470 2,047
Ferrari  7,140 2,936
FinecoBank Banca Fineco  32,438 497
Infrastrutture Wireless Italiane  17,047 183
Intesa Sanpaolo  838,258 3,138
Leonardo  22,347 514
Mediobanca Banca di Credito Finanziario  28,987 412
Moncler  11,439 779
Nexi  (2) 29,939 174
Poste Italiane  26,500 337
Prysmian  14,574 791
Recordati Industria Chimica e Farmaceutica  5,712 304
Snam  107,394 491
Stellantis, Borsa Italiana S.P.A  92,072 2,037
Stellantis, Euronext Paris  33,483 741

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Telecom Italia  (1)(2) 494,125 117
Terna - Rete Elettrica Nazionale  77,884 624
UniCredit  87,312 3,205
Total Italy (Cost $18,461) 24,871
JAPAN  22.1%
Common Stocks 22.1%
Advantest  42,800 1,340
Aeon  36,400 761
AGC  10,800 399
Aisin  (1) 7,900 300
Ajinomoto  26,100 970
ANA Holdings  7,900 150
Asahi Group Holdings  26,800 917
Asahi Intecc  11,000 161
Asahi Kasei  66,900 466
Astellas Pharma  100,780 967
Azbil  6,500 182
Bandai Namco Holdings  33,200 620
Bridgestone  31,900 1,408
Brother Industries  11,900 210
Canon  56,600 1,532
Capcom  18,600 306
Central Japan Railway  43,100 986
Chiba Bank  26,300 222
Chubu Electric Power  34,400 442
Chugai Pharmaceutical  37,500 1,193
Concordia Financial Group  53,800 290
Dai Nippon Printing  10,900 317
Daifuku  16,200 332
Dai-ichi Life Holdings  52,500 1,216
Daiichi Sankyo  104,800 3,527
Daikin Industries  14,800 2,020
Daito Trust Construction  3,400 364
Daiwa House Industry  33,100 931
Daiwa Securities Group  73,800 542
Denso  107,000 1,824
Dentsu Group  11,100 300
Disco  5,300 1,510
East Japan Railway  50,700 929
Eisai  14,000 575
ENEOS Holdings  159,920 739

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
FANUC  53,200 1,576
Fast Retailing  9,900 2,589
Fuji Electric  6,800 423
FUJIFILM Holdings  62,700 1,334
Fujitsu  99,000 1,529
GLP J-Reit  237 193
Hamamatsu Photonics  7,700 282
Hankyu Hanshin Holdings  12,600 330
Hikari Tsushin  1,000 163
Hirose Electric  1,718 182
Hitachi  52,600 4,853
Hitachi Construction Machinery  5,300 151
Honda Motor  261,700 2,977
Hoshizaki  5,500 190
Hoya  19,900 2,307
Hulic  19,700 182
Ibiden  6,100 232
Idemitsu Kosan  52,760 357
Iida Group Holdings  8,000 102
Inpex  53,900 807
Isuzu Motors  31,000 393
ITOCHU  67,300 3,036
Japan Airlines  7,200 128
Japan Exchange Group  27,900 653
Japan Metropolitan Fund Invest  355 214
Japan Post Bank  (1) 80,400 816
Japan Post Holdings  114,200 1,097
Japan Post Insurance  10,200 191
Japan Real Estate Investment  65 220
Japan Tobacco  67,800 1,824
JFE Holdings  31,875 476
JSR  9,700 266
Kajima  23,400 448
Kansai Electric Power  37,500 562
Kao  26,000 1,073
Kawasaki Kisen Kaisha  22,200 313
KDDI  84,700 2,350
KDX Realty Investment  212 209
Keisei Electric Railway  7,300 272
Keyence  11,056 4,862
Kikkoman  36,500 435
Kintetsu Group Holdings  9,900 254
Kirin Holdings  43,000 628

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Kobe Bussan  7,700 166
Koito Manufacturing  10,600 143
Komatsu  51,700 1,544
Konami Holdings  5,400 326
Kubota  55,600 892
Kyocera  71,500 871
Kyowa Kirin  14,400 242
Lasertec  4,300 928
LY  146,700 352
M3  23,500 249
Makita  11,900 345
Marubeni  79,900 1,424
MatsukiyoCocokara  18,200 258
Mazda Motor  31,200 353
McDonald's Holdings Japan  4,400 194
MEIJI Holdings  12,880 288
MINEBEA MITSUMI  19,300 361
MISUMI Group  14,400 234
Mitsubishi  195,600 4,473
Mitsubishi Chemical Holdings  67,800 396
Mitsubishi Electric  109,200 1,903
Mitsubishi Estate  62,700 1,149
Mitsubishi HC Capital  44,600 289
Mitsubishi Heavy Industries  179,000 1,600
Mitsubishi UFJ Financial Group  629,890 6,275
Mitsui  73,400 3,543
Mitsui Chemicals  8,700 248
Mitsui Fudosan  151,000 1,537
Mitsui OSK Lines  19,100 606
Mizuho Financial Group  136,610 2,641
MonotaRO  12,400 149
MS&AD Insurance Group Holdings  71,700 1,289
Murata Manufacturing  97,500 1,782
NEC  13,700 992
Nexon  19,400 302
NIDEC  23,244 1,089
Nintendo  58,900 2,872
Nippon Building Fund  (1) 81 309
Nippon Express Holdings  3,700 189
Nippon Paint Holdings  49,800 319
Nippon Prologis REIT  112 193
Nippon Sanso Holdings  8,900 264
Nippon Steel  47,612 1,067

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Nippon Telegraph & Telephone  1,690,400 1,825
Nippon Yusen KK  25,400 721
Nissan Chemical  6,700 228
Nissan Motor  128,100 469
Nissin Foods Holdings  10,900 291
Nitori Holdings  4,300 575
Nitto Denko  7,700 637
Nomura Holdings  167,200 951
Nomura Real Estate Holdings  5,600 157
Nomura Real Estate Master Fund  215 206
Nomura Research Institute  21,281 515
NTT Data Group  33,600 525
Obayashi  35,700 398
Obic  3,700 475
Odakyu Electric Railway  15,900 179
Olympus  66,800 930
Omron  9,200 316
Ono Pharmaceutical  19,700 284
Oracle Corporation Japan  1,900 143
Oriental Land  61,600 1,700
ORIX  65,400 1,338
Osaka Gas  19,900 442
Otsuka  11,600 231
Otsuka Holdings  22,800 975
Pan Pacific International Holdings  20,300 477
Panasonic Holdings  122,995 1,074
Rakuten Group  (2) 79,600 383
Recruit Holdings  81,600 3,514
Renesas Electronics  81,800 1,328
Resona Holdings  117,800 745
Ricoh  27,800 240
Rohm  17,600 253
SBI Holdings  13,140 320
SCREEN Holdings  4,400 454
SCSK  8,100 147
Secom  11,600 806
Seiko Epson  14,600 240
Sekisui Chemical  19,500 284
Sekisui House  33,000 758
Seven & i Holdings  127,756 1,651
SG Holdings  16,200 190
Sharp  (1)(2) 13,200 69
Shimadzu  12,400 337

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Shimano  4,200 683
Shimizu  27,400 170
Shin-Etsu Chemical  102,000 3,948
Shionogi  13,700 640
Shiseido  22,100 592
Shizuoka Financial Group  23,800 222
SMC  3,200 1,681
SoftBank  162,700 1,962
SoftBank Group  58,200 2,862
Sompo Holdings  49,500 980
Sony Group  71,500 5,910
Square Enix Holdings  4,400 159
Subaru  33,400 746
SUMCO  19,100 285
Sumitomo  57,900 1,523
Sumitomo Electric Industries  39,500 611
Sumitomo Metal Mining  13,100 438
Sumitomo Mitsui Financial Group  72,000 4,090
Sumitomo Mitsui Trust Holdings  36,324 764
Sumitomo Realty & Development  15,200 526
Suntory Beverage & Food  7,100 231
Suzuki Motor  87,200 1,015
Sysmex  26,700 427
T&D Holdings  26,600 434
Taisei  9,200 337
Takeda Pharmaceutical  89,498 2,352
TDK  21,600 964
Terumo  75,000 1,272
TIS  11,200 239
Tobu Railway  9,600 190
Toho  5,700 191
Tokio Marine Holdings  102,000 3,224
Tokyo Electric Power Holdings  (2) 81,300 506
Tokyo Electron  26,700 5,857
Tokyo Gas  19,900 446
Tokyu  26,900 318
TOPPAN Holdings  13,100 311
Toray Industries  76,000 347
TOTO  7,300 198
Toyota Industries  8,100 770
Toyota Motor  601,990 13,731
Toyota Tsusho  11,700 744
Trend Micro  7,300 360

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Unicharm  22,300 663
USS  21,000 160
West Japan Railway  24,200 459
Yakult Honsha  13,000 254
Yamaha  7,100 150
Yamaha Motor  49,100 458
Yamato Holdings  14,400 190
Yaskawa Electric  13,200 544
Yokogawa Electric  11,600 256
Zensho Holdings  4,900 190
ZOZO  7,100 153
Total Japan (Cost $144,746) 209,587
NETHERLANDS  4.8%
Common Stocks 4.8%
ABN AMRO Bank, CVA  (1) 26,201 420
Adyen  (2) 1,229 1,472
Aegon  85,628 533
AerCap Holdings (USD)  (2) 11,132 941
Akzo Nobel  9,452 624
ASM International  2,653 1,669
ASML Holding  22,890 19,937
ASR Nederland  8,445 423
BE Semiconductor Industries  4,269 566
Coca-Cola Europacific Partners (USD)  11,462 825
DSM-Firmenich  10,356 1,161
EXOR  5,174 565
Heineken  15,939 1,551
Heineken Holding  6,906 556
IMCD  3,033 458
ING Groep  (1) 188,234 2,976
JDE Peet's  6,375 142
Koninklijke Ahold Delhaize  53,809 1,633
Koninklijke KPN  185,847 675
Koninklijke Philips  (2) 43,145 1,146
NN Group  14,996 692
Prosus  82,799 2,770
Randstad  5,599 281
Universal Music Group  45,686 1,344
Wolters Kluwer  14,062 2,105
Total Netherlands (Cost $27,382) 45,465

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
NEW ZEALAND  0.2%
Common Stocks 0.2%
Auckland International Airport  69,604 322
EBOS Group  7,775 160
Fisher & Paykel Healthcare  30,998 519
Mercury NZ  36,089 135
Meridian Energy  65,514 231
Spark New Zealand  94,923 267
Total New Zealand (Cost $1,180) 1,634
NORWAY  0.6%
Common Stocks 0.6%
Adevinta  (2) 18,363 187
Aker BP  16,830 408
DNB Bank  51,487 897
Equinor  50,211 1,336
Gjensidige Forsikring  9,918 159
Kongsberg Gruppen  4,549 321
Mowi  25,650 450
Norsk Hydro  70,661 434
Orkla  38,097 259
Salmar  3,681 232
Telenor  35,881 413
Yara International  8,398 240
Total Norway (Cost $4,981) 5,336
PORTUGAL  0.2%
Common Stocks 0.2%
Banco Espirito Santo  (2)(3) 127,132 —
EDP - Energias de Portugal  173,758 653
EDP Renovaveis  (1) 15,587 213
Galp Energia  24,960 536
Jeronimo Martins  14,870 306
Total Portugal (Cost $1,851) 1,708

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
RUSSIAN FEDERATION  0.0%
Common Stocks 0.0%
Evraz (GBP)  (2)(3) 21,218 —
Total Russian Federation (Cost $137) —
SINGAPORE  1.3%
Common Stocks 1.3%
CapitaLand Ascendas REIT  198,797 377
CapitaLand Integrated Commercial Trust  292,868 418
CapitaLand Investment  132,000 255
City Developments  25,400 114
DBS Group Holdings  112,750 2,870
Genting Singapore  309,000 206
Grab Holdings, Class A (USD)  (2) 100,950 353
Jardine Cycle & Carriage  5,100 99
Keppel  80,100 401
Mapletree Logistics Trust  175,300 172
Mapletree Pan Asia Commercial Trust  120,412 110
Oversea-Chinese Banking  191,425 1,987
Sea, ADR (USD)  (2) 20,531 1,297
Seatrium  (2) 2,250,599 161
Sembcorp Industries  45,400 178
Singapore Airlines  79,232 378
Singapore Exchange  46,800 319
Singapore Technologies Engineering  79,800 234
Singapore Telecommunications  458,550 795
United Overseas Bank  70,520 1,565
Wilmar International  97,400 229
Total Singapore (Cost $11,576) 12,518
SPAIN  2.6%
Common Stocks 2.6%
Acciona  1,224 142
ACS Actividades de Construccion y Servicios  11,363 455
Aena  4,165 759
Amadeus IT Group  25,453 1,616
Banco Bilbao Vizcaya Argentaria  330,870 3,578
Banco Santander  (1) 917,448 4,464

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
CaixaBank  216,666 1,143
Cellnex Telecom  25,516 843
Enagas  12,625 185
Endesa  17,335 316
Ferrovial  28,866 1,038
Grifols  (2) 15,130 138
Iberdrola  347,878 4,266
Industria de Diseno Textil  (1) 61,792 2,813
Redeia  21,309 356
Repsol  68,030 1,068
Telefonica  272,143 1,219
Total Spain (Cost $21,567) 24,399
SWEDEN  2.9%
Common Stocks 2.9%
Alfa Laval  (1) 16,019 682
Assa Abloy, Class B  (1) 56,643 1,497
Atlas Copco, Class A  152,089 2,664
Atlas Copco, Class B  86,990 1,304
Beijer Ref  (1) 19,524 275
Boliden  (1) 15,026 494
Epiroc, Class A  42,795 791
Epiroc, Class B  16,126 267
EQT  (1) 20,682 558
Essity, Class B  33,810 843
Evolution  (1) 10,215 1,129
Fastighets Balder, Class B  (1)(2) 35,340 223
Getinge, Class B  11,602 244
H & M Hennes & Mauritz, Class B  (1) 35,629 566
Hexagon, Class B  115,738 1,211
Holmen, Class B  (1) 4,652 181
Husqvarna, Class B  (1) 21,284 173
Industrivarden, Class A  2,659 86
Industrivarden, Class C  (1) 13,636 438
Indutrade  14,465 333
Investment AB Latour, Class B  (1) 7,710 186
Investor, Class B  97,983 2,400
L E Lundbergforetagen, Class B  (1) 3,769 186
Lifco, Class B  12,760 309
Nibe Industrier, Class B  (1) 80,711 372
Saab, Class B  4,393 348
Sagax, Class B  10,515 263

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Sandvik (1) 59,433 1,185
Securitas, Class B  (1) 25,140 252
Skandinaviska Enskilda Banken, Class A  88,435 1,158
Skanska, Class B  18,629 320
SKF, Class B  18,052 371
Svenska Cellulosa, Class B  (1) 32,177 472
Svenska Handelsbanken, Class A  81,080 695
Swedbank, Class A  47,228 903
Swedish Orphan Biovitrum  (2) 9,877 255
Tele2, Class B  27,098 253
Telefonaktiebolaget LM Ericsson, Class B  (1) 162,675 825
Telia  (1) 124,465 285
Volvo, Class A  10,706 282
Volvo, Class B  85,427 2,174
Volvo Car  (1)(2) 37,898 8
Volvo Car, Class B  (1)(2) 37,898 118
Total Sweden (Cost $21,416) 27,579
SWITZERLAND  8.9%
Common Stocks 8.9%
ABB  90,693 4,407
Adecco Group  8,759 306
Alcon  28,284 2,169
Avolta  (2) 5,000 189
Bachem Holding  (1) 1,703 148
Baloise Holding  2,405 363
Banque Cantonale Vaudoise  1,494 156
Barry Callebaut  195 315
BKW  1,079 160
Chocoladefabriken Lindt & Spruengli  67 772
Chocoladefabriken Lindt & Spruengli, Registered Shares  6 692
Cie Financiere Richemont  30,483 4,214
Clariant  10,700 160
EMS-Chemie Holding  383 306
Geberit  1,861 993
Givaudan  523 2,237
Helvetia Holding  2,025 265
Holcim  29,509 2,470
Julius Baer Group  11,403 612
Kuehne + Nagel International  3,016 797
Logitech International  9,130 711
Lonza Group  4,215 2,327

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Nestle  151,586 15,219
Novartis  116,343 11,292
Partners Group Holding  1,282 1,649
Roche Holding  1,819 479
Roche Holding, Genusschein  39,874 9,554
Sandoz Group  (2) 22,695 771
Schindler Holding  2,500 623
Schindler Holding, Registered Shares  1,238 302
SGS  8,318 732
SIG Group  16,755 335
Sika  8,630 2,455
Sonova Holding  2,814 778
Straumann Holding  6,207 825
Swatch Group  (1) 1,511 318
Swatch Group, Registered Shares  2,446 101
Swiss Life Holding  1,643 1,109
Swiss Prime Site  4,216 389
Swiss Re  17,067 1,855
Swisscom  1,438 789
Temenos  3,235 201
UBS Group  186,552 4,900
VAT Group  1,497 745
Zurich Insurance Group  8,297 4,016
Total Switzerland (Cost $58,943) 84,206
UNITED ARAB EMIRATES  0.0%
Common Stocks 0.0%
NMC Health (GBP)  (2)(3) 3,218 —
Total United Arab Emirates (Cost $125) —
UNITED KINGDOM  14.6%
Common Stocks 14.6%
3i Group  55,028 1,966
abrdn  101,543 185
Admiral Group  13,869 472
Anglo American  71,812 2,347
Ashtead Group  24,731 1,796
Associated British Foods  18,839 624
AstraZeneca  87,990 13,308
Auto Trader Group  50,003 434
Aviva  152,262 884

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
BAE Systems  171,762 2,857
Barclays  857,000 2,161
Barratt Developments  49,922 282
Berkeley Group Holdings  5,807 341
BP  970,976 6,259
British American Tobacco  114,601 3,364
BT Group  344,769 441
Bunzl  18,738 719
Burberry Group  19,138 274
Centrica  297,551 475
Coca-Cola HBC  12,077 390
Compass Group  96,764 2,691
CRH  39,308 3,044
Croda International  7,437 426
Diageo  126,744 4,380
Endeavour Mining  9,416 199
Entain  34,020 332
Experian  51,992 2,097
Flutter Entertainment  (2) 10,015 1,855
Glencore  587,487 3,418
GSK  233,349 4,841
Haleon  334,575 1,413
Halma  20,992 575
Hargreaves Lansdown  17,641 178
Hikma Pharmaceuticals  8,475 204
HSBC Holdings  1,087,110 9,423
Imperial Brands  46,541 1,063
Informa  76,255 755
InterContinental Hotels Group  9,186 896
Intertek Group  8,596 529
J Sainsbury  88,279 290
JD Sports Fashion  131,454 188
Kingfisher  98,343 303
Land Securities Group  37,685 305
Legal & General Group  332,668 977
Lloyds Banking Group  3,597,421 2,322
London Stock Exchange Group  23,585 2,600
M&G  123,329 309
Melrose Industries  73,580 578
Mondi  25,496 483
National Grid  210,648 2,763
NatWest Group  317,191 1,197
Next  6,718 753

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Ocado Group  (1)(2) 29,345 129
Pearson  33,052 401
Persimmon  16,201 262
Phoenix Group Holdings  38,060 232
Prudential  153,363 1,334
Reckitt Benckiser Group  40,393 2,258
RELX  106,895 4,392
Rentokil Initial  140,079 707
Rio Tinto  63,835 4,319
Rolls-Royce Holdings  (2) 476,424 2,443
Sage Group  56,658 822
Schroders  40,885 179
Segro  70,514 742
Severn Trent  14,298 441
Shell  369,114 13,122
Smith & Nephew  48,403 586
Smiths Group  18,509 373
Spirax-Sarco Engineering  3,929 432
SSE  60,879 1,265
St. James's Place  27,802 150
Standard Chartered  126,040 1,083
Taylor Wimpey  185,492 304
Tesco  393,413 1,453
Unilever  141,862 7,339
United Utilities Group  36,239 472
Vodafone Group  1,280,914 1,080
Whitbread  10,022 395
Wise, Class A  (2) 32,287 310
WPP  57,243 574
Total United Kingdom (Cost $121,463) 138,565
UNITED STATES  0.0%
Common Stocks 0.0%
Wix.com  (2) 2,900 345
Total United States (Cost $620) 345
SHORT-TERM INVESTMENTS  1.5%
Money Market Funds  1.3%
T. Rowe Price Government Reserve Fund, 5.37%  (4)(5) 12,699,989 12,700
12,700

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Obligations  0.2%
U.S. Treasury Bills, 5.254%, 5/9/24  1,400,000 1,398
U.S. Treasury Bills, 5.297%, 6/6/24  (6) 240,000 239
1,637
Total Short-Term Investments (Cost $14,337) 14,337
SECURITIES LENDING COLLATERAL  3.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK  3.4%
Money Market Funds  3.4%
T. Rowe Price Government Reserve Fund, 5.37%  (4)(5) 32,051,983 32,052
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 32,052
Total Securities Lending Collateral (Cost $32,052) 32,052
Total Investments in Securities
102.0% of Net Assets
(Cost $736,143) $ 965,531
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 4 . All or a portion of this security is on loan at April 30, 2024.
(2) Non-income producing
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At April 30, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CVA Dutch Certificate (Certificaten Van Aandelen)
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
USD U.S. Dollar

T. ROWE PRICE International Equity Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 195 MSCI EAFE Index contracts 6/24 22,108 $ (432)
Net payments (receipts) of variation margin to date 138
Variation margin receivable (payable) on open futures contracts $ (294)

T. ROWE PRICE International Equity Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.37% $ — $ — $ 415++
Totals $ —# $ — $ 415+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
04/30/24
T. Rowe Price Government
Reserve Fund, 5.37% $ 24,898  ¤   ¤ $ 44,752
Total $ 44,752^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $415 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $44,752.

T. ROWE PRICE International Equity Index Fund
April 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $736,143) $ 965,531
Receivable for shares sold 5,906
Dividends receivable 3,572
Foreign currency (cost $1,775) 1,763
Cash deposits on futures contracts 460
Other assets 2,855
Total assets 980,087
Liabilities
Obligation to return securities lending collateral 32,052
Payable for shares redeemed 420
Variation margin payable on futures contracts 294
Investment management fees payable 70
Due to affiliates 65
Other liabilities 560
Total liabilities 33,461
NET ASSETS $ 946,626
Net Assets Consist of:
Total distributable earnings (loss) $ 188,061
Paid-in capital applicable to 59,249,550 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 758,565
NET ASSETS $ 946,626
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $738,064; Shares outstanding: 46,211,038) $ 15.97
Z Class
(Net assets: $208,562; Shares outstanding: 13,038,512) $ 16.00

T. ROWE PRICE International Equity Index Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
4/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,046) $ 13,848
Securities lending 70
    Interest 31
Other 3
Total income 13,952
Expenses
Investment management 391
Shareholder servicing
Investor Class 407
Prospectus and shareholder reports
Investor Class
$
18
Z Class 1 19
Custody and accounting 155
Registration 47
Legal and audit 27
Directors 1
Miscellaneous 9
Waived / paid by Price Associates (114)
Total expenses 942
Net investment income 13,010

T. ROWE PRICE International Equity Index Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (1,764)
Futures 1,465
Foreign currency transactions (10)
Net realized loss (309)
Change in net unrealized gain / loss
Securities 114,238
Futures 359
Other assets and liabilities denominated in foreign currencies (67)
Change in net unrealized gain / loss 114,530
Net realized and unrealized gain / loss 114,221
INCREASE IN NET ASSETS FROM OPERATIONS $ 127,231

T. ROWE PRICE International Equity Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/24
Year
Ended
10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 13,010 $ 22,672
Net realized loss (309) (26,964)
Change in net unrealized gain / loss 114,530 91,616
Increase in net assets from operations 127,231 87,324
Distributions to shareholders
Net earnings
Investor Class (21,024) (15,734)
Z Class (4,210) (1,357)
Decrease in net assets from distributions (25,234) (17,091)
Capital share transactions
*
Shares sold
Investor Class 60,363 201,756
Z Class 83,637 86,099
Distributions reinvested
Investor Class 19,807 14,854
Z Class 4,210 1,357
Shares redeemed
Investor Class (58,557) (201,780)
Z Class (7,411) (13,469)
Increase in net assets from capital share
transactions 102,049 88,817
Net Assets
Increase during period 204,046 159,050
Beginning of period 742,580 583,530
End of period $ 946,626 $ 742,580
*
Share information (000s)
Shares sold
Investor Class 3,863 13,704
Z Class 5,263 5,842
Distributions reinvested
Investor Class 1,291 1,059
Z Class 274 97
Shares redeemed
Investor Class (3,753) (13,566)
Z Class (475) (922)
Increase in shares outstanding 6,463 6,214

T. ROWE PRICE International Equity Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International
Equity Index Fund (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to provide long-term capital growth. The fund has two classes of shares: the International Equity Index Fund (Investor Class)
and the International Equity Index Fund–Z Class (Z Class). The Z Class is
only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital

T. ROWE PRICE International Equity Index Fund

gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE International Equity Index Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE International Equity Index Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE International Equity Index Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Equity Index Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on April 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 6,605 $ 902,534 $ — $ 909,139
Equity Mutual Funds 6,022 — — 6,022
Preferred Stocks — 3,981 — 3,981
Short-Term Investments 12,700 1,637 — 14,337
Securities Lending Collateral 32,052 — — 32,052
Total $ 57,379 $ 908,152 $ — $ 965,531
Liabilities
Futures Contracts* $ 432 $ — $ — $ 432
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Equity Index Fund

of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Equity derivatives Futures $ 432
Total $ 432
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 1,465
Total $ 1,465

T. ROWE PRICE International Equity Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of April 30, 2024, cash of
$460,000 and securities valued at $239,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument,
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Equity derivatives $ 359
Total $ 359

T. ROWE PRICE International Equity Index Fund

and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and 3% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation

T. ROWE PRICE International Equity Index Fund

to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
April 30, 2024, the value of loaned securities was $24,603,000; the value of cash collateral and related investments was $32,052,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $92,889,000 and
$14,158,000, respectively, for the six months ended April 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2023, the fund had
$38,096,000 of available capital loss carryforwards.
At April 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $742,976,000. Net unrealized gain aggregated
$221,941,000 at period-end, of which $275,067,000 related to appreciated investments and $53,126,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable

T. ROWE PRICE International Equity Index Fund

foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and

T. ROWE PRICE International Equity Index Fund

brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.45%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the six months ended April 30, 2024.
Pursuant to this agreement, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended April 30, 2024 as indicated in the table below. At April 30, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer
Investor
Class Z Class
Expense limitation/I Class Limit 0.31% 0.00%
Expense limitation date 02/28/26 N/A
(Waived)/repaid during the period ($000s) $— $(114)

T. ROWE PRICE International Equity Index Fund

and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended April 30,
2024, expenses incurred pursuant to these service agreements were $55,000 for Price Associates; $204,000 for T. Rowe Price Services, Inc.; and $57,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended April 30, 2024, the fund was charged $33,000 for shareholder servicing costs related to the college savings plans, of which $25,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and
Liabilities. At April 30, 2024, approximately 18% of the outstanding shares of the
Investor Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At April 30, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment

T. ROWE PRICE International Equity Index Fund

options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE International Equity Index Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe
Price funds disclose their first and third fiscal quarter-end holdings on troweprice.
com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND
EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of
July 24, 2024.

T. ROWE PRICE International Equity Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The
independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE International Equity Index Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE International Equity Index Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the
Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
However, the fund is also subject to contractual expense limitations that require the
Adviser to waive its fees and/or bear any expenses that would otherwise cause the fund’s expenses to exceed a certain percentage based on the fund’s net assets.
The expense limitation mitigates the potential for an increase in total operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadviser’s ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE International Equity Index Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group) and third quintile (Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group) and fourth quintile
(Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE International Equity Index Fund

reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F135-051 6/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2024